CONDENSED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Khosla	Khosla Private Placement	Khosla Public Shares	Khosla Class A Common Stock	Khosla Class B Common Stock	Khosla Common Stock Subject to Possible Redemption Class A Common Stock	Khosla Common Stock Subject to Possible Redemption Class A Common Stock Public Shares	Khosla Common Stock Class A Common Stock	Khosla Common Stock Class A Common Stock Private Placement	Khosla Common Stock Class B Common Stock	Khosla Additional Paid-in Capital	Khosla Additional Paid-in Capital Private Placement	Khosla Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2018		29,571,000
Balance at beginning of period at Dec. 31, 2018	$ (208,740,000)	$ 2,000	$ 27,863,000	$ (236,499,000)
Net income (loss)	(73,281,000)			(73,281,000)
Balance at end of period (in shares) at Dec. 31, 2019		31,483,000
Balance at end of period at Dec. 31, 2019	(257,296,000)	$ 3,000	52,446,000	(309,780,000)
Net income (loss)	(60,298,000)			(60,298,000)
Balance at end of period (in shares) at Sep. 30, 2020		32,467,000
Balance at end of period at Sep. 30, 2020	(293,940,000)	$ 3,000	76,586,000	(370,078,000)
Balance at beginning of period (in shares) at Dec. 31, 2019		31,483,000
Balance at beginning of period at Dec. 31, 2019	(257,296,000)	$ 3,000	52,446,000	(309,780,000)
Net income (loss)	(75,234,000)			(75,234,000)
Balance at end of period (in shares) at Dec. 31, 2020		33,415,000
Balance at end of period at Dec. 31, 2020	(297,856,000)	$ 3,000	87,952,000	(385,014,000)
Balance at beginning of period (in shares) at Jun. 30, 2020		32,226,000
Balance at beginning of period at Jun. 30, 2020	(283,214,000)	$ 3,000	67,890,000	(350,912,000)
Net income (loss)	(19,166,000)			(19,166,000)
Balance at end of period (in shares) at Sep. 30, 2020		32,467,000
Balance at end of period at Sep. 30, 2020	(293,940,000)	$ 3,000	76,586,000	(370,078,000)
Balance at beginning of period (in shares) at Dec. 31, 2020		33,415,000
Balance at beginning of period at Dec. 31, 2020	(297,856,000)	$ 3,000	87,952,000	(385,014,000)
Net income (loss)	(66,002,000)			(66,002,000)
Balance at end of period (in shares) at Sep. 30, 2021		36,362,000								41,634,412		1,132,688		5,000,000
Balance at end of period at Sep. 30, 2021	(319,163,000)	$ 3,000	132,371,000	(451,016,000)	$ (25,180,010)					$ 416,354,760		$ 113		$ 500	$ 0		$ (25,180,623)
Balance at beginning of period (in shares) at Jan. 28, 2021										0		0		0
Balance at beginning of period at Jan. 28, 2021					0					$ 0		$ 0		$ 0	0		0
Sale of Public Shares, net of issuance costs (in shares)											41,634,412			5,000,000
Sale of Public Shares, net of issuance costs					12,500		$ 0				$ 392,767,136			$ 500	12,000
Sale of stocks (in shares)												1,132,688	1,132,688
Sale of stocks					11,326,880	$ 11,326,880						$ 113	$ 113		11,326,767	$ 11,326,767
Accretion of Class A Common Stock to redemption value					(23,576,984)					$ 23,576,984					(11,338,767)		(12,238,217)
Net income (loss)					(13,678,611)												(13,678,611)
Balance at end of period (in shares) at Mar. 31, 2021										41,634,412		1,132,688		5,000,000
Balance at end of period at Mar. 31, 2021					(25,916,215)					$ 416,344,120		$ 113		$ 500	0		(25,916,828)
Balance at beginning of period (in shares) at Jan. 28, 2021										0		0		0
Balance at beginning of period at Jan. 28, 2021					0					$ 0		$ 0		$ 0	0		0
Accretion of Class A Common Stock to redemption value					23,576,984
Net income (loss)					(16,940,140)			$ (435,182)	$ (3,013,835)
Balance at end of period (in shares) at Jun. 30, 2021		35,474,000								41,634,412		1,132,688		5,000,000
Balance at end of period at Jun. 30, 2021	(317,039,000)	$ 3,000	115,302,000	(431,653,000)	(29,177,744)					$ 416,344,120		$ 113		$ 500	0		(29,178,357)
Balance at beginning of period (in shares) at Jan. 28, 2021										0		0		0
Balance at beginning of period at Jan. 28, 2021					0					$ 0		$ 0		$ 0	0		0
Accretion of Class A Common Stock to redemption value					23,587,624										11,338,767		12,248,857
Net income (loss)					(12,931,766)			(297,614)	(1,697,098)
Balance at end of period (in shares) at Sep. 30, 2021		36,362,000								41,634,412		1,132,688		5,000,000
Balance at end of period at Sep. 30, 2021	(319,163,000)	$ 3,000	132,371,000	(451,016,000)	(25,180,010)					$ 416,354,760		$ 113		$ 500	0		(25,180,623)
Balance at beginning of period (in shares) at Mar. 31, 2021										41,634,412		1,132,688		5,000,000
Balance at beginning of period at Mar. 31, 2021					(25,916,215)					$ 416,344,120		$ 113		$ 500	0		(25,916,828)
Net income (loss)					(3,261,529)												(3,261,529)
Balance at end of period (in shares) at Jun. 30, 2021		35,474,000								41,634,412		1,132,688		5,000,000
Balance at end of period at Jun. 30, 2021	(317,039,000)	$ 3,000	115,302,000	(431,653,000)	(29,177,744)					$ 416,344,120		$ 113		$ 500	0		(29,178,357)
Accretion of Class A Common Stock to redemption value					(10,640)					$ 10,640							(10,640)
Net income (loss)	(19,363,000)			(19,363,000)	4,008,374			$ 95,049	$ 419,575								4,008,374
Balance at end of period (in shares) at Sep. 30, 2021		36,362,000								41,634,412		1,132,688		5,000,000
Balance at end of period at Sep. 30, 2021	$ (319,163,000)	$ 3,000	$ 132,371,000	$ (451,016,000)	$ (25,180,010)					$ 416,354,760		$ 113		$ 500	$ 0		$ (25,180,623)